Expense Example {- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-14 - Fidelity Advisor® Diversified International Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Diversified International Fund-Class A
Expense Example:
1 year	$ 686
3 years	922
5 years	1,177
10 years	1,903
Fidelity Advisor Diversified International Fund-Class M
Expense Example:
1 year	489
3 years	784
5 years	1,099
10 years	1,992
Fidelity Advisor Diversified International Fund-Class C
Expense Example:
1 year	299
3 years	615
5 years	1,057
10 years	2,078
Fidelity Advisor Diversified International Fund - Class I
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	1,120
Fidelity Advisor Diversified International Fund-Class Z
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	$ 942